Dividends declared and paid	12 Months Ended
Dec. 31, 2024
Disclosure of dividends declared and paid on ordinary capital [abstract]
Dividends declared and paid
19.
Dividends declared and paid

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2024: US$ 0.38 per share (2023: US$ 0.28 per share)	80,238	101,647	14,169
Dividend paid in cash	80,238	101,647	14,169